Segment Information - Schedule of Operating Results by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net interest income	$ 266,898	$ 243,759	$ 238,086
Provision for (recovery of) loan losses	7,945	8,557	(5,101)
Other income	101,101	86,429	84,039
Gain (Loss) on Sale of Investments	(2,271)	1,821	0
Other Noninterest Expense	220,170	194,518	195,935
Depreciation, Amortization and Accretion, Net	8,585	8,644	8,396
Other expense	228,755	203,162	204,331
Income (loss) before income taxes	131,299	118,469	122,895
Income tax expense (benefit)	20,912	34,227	36,760
Net income	110,387	84,242	86,135
Assets	7,804,308	7,537,620	7,467,586
Loans	5,692,132	5,372,483	5,271,857
Total deposits	6,260,860	5,817,326	5,521,956
Totals For Reportable Segments [Member]
Segment Reporting Information [Line Items]
Net interest income	266,206	243,171	238,224
Other Noninterest Expense	205,552	185,713	186,204
Depreciation, Amortization and Accretion, Net	8,585	8,644	8,396
Income tax expense (benefit)	24,922	36,922	41,117
Assets	7,793,664	7,524,830	7,447,148
Total deposits	6,338,938	5,900,125	5,634,008
PNB
Segment Reporting Information [Line Items]
Net interest income	258,547	235,243	227,576
Provision for (recovery of) loan losses	7,569	9,898	2,611
Other income	88,981	82,742	79,959
Other expense	206,843	185,891	182,718
Income (loss) before income taxes	133,116	122,196	122,206
Income tax expense (benefit)	23,644	34,881	37,755
Net income	109,472	87,315	84,451
Assets	7,753,848	7,467,851	7,389,538
Loans	5,671,173	5,339,255	5,234,828
Total deposits	6,334,796	5,896,676	5,630,199
GFSC
Segment Reporting Information [Line Items]
Net interest income	5,048	5,839	5,874
Provision for (recovery of) loan losses	1,328	1,917	1,887
Other income	187	103	57
Other expense	3,245	3,099	4,515
Income (loss) before income taxes	662	926	(471)
Income tax expense (benefit)	141	666	(164)
Net income	521	260	(307)
Assets	31,388	32,077	32,268
Loans	32,664	33,385	32,661
Total deposits	4,142	3,449	3,809
SEPH
Segment Reporting Information [Line Items]
Net interest income	2,611	2,089	4,774
Provision for (recovery of) loan losses	(952)	(3,258)	(9,599)
Other income	5,900	519	3,068
Other expense	4,049	5,367	7,367
Income (loss) before income taxes	5,414	499	10,074
Income tax expense (benefit)	1,137	1,375	3,526
Net income	4,277	(876)	6,548
Assets	8,428	24,902	25,342
Loans	1,636	10,891	12,354
Total deposits	0	0	0
All Other
Segment Reporting Information [Line Items]
Net interest income	692	588	(138)
Provision for (recovery of) loan losses	0	0	0
Other income	6,033	3,065	955
Other expense	14,618	8,805	9,731
Income (loss) before income taxes	(7,893)	(5,152)	(8,914)
Income tax expense (benefit)	(4,010)	(2,695)	(4,357)
Net income	(3,883)	(2,457)	(4,557)
Assets	10,644	12,790	20,438
Loans	(13,341)	(11,048)	(7,986)
Total deposits	(78,078)	(82,799)	(112,052)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net interest income	1,275	1,500	2,164
Other Noninterest Expense	0	0	0
Depreciation, Amortization and Accretion, Net	0	0	0
Income tax expense (benefit)	0	0	0
Assets	(16,521)	(14,679)	(9,204)
Total deposits	(78,078)	(82,799)	(112,052)
Parent Co Gfsc Totals Not Eliminated [Member]
Segment Reporting Information [Line Items]
Net interest income	(583)	(912)	(2,302)
Other Noninterest Expense	14,618	8,805	9,731
Depreciation, Amortization and Accretion, Net	0	0	0
Income tax expense (benefit)	(4,010)	(2,695)	(4,357)
Assets	27,165	27,469	29,642
Total deposits	$ 0	$ 0	$ 0